Deferred Revenues (Details Narrative) (10-K)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Lots	Dec. 31, 2018 USD ($) Lots
Deferred Revenue Arrangement [Line Items]
Proceeds from sale of real estate
Revenues	$ 60,228	$ 231,231	$ 474,546	$ 940,459	$ 1,284,437	3,099,608
Real Estate Sales [Member]
Deferred Revenue Arrangement [Line Items]
Revenues		$ 8,560		$ 8,560		1,467,714
Argentine [Member]
Deferred Revenue Arrangement [Line Items]
Proceeds from sale of real estate						$ 3,725,867
Argentine [Member] | Real Estate Sales [Member]
Deferred Revenue Arrangement [Line Items]
Number of lots sold | Lots					25	25
Revenues						$ 1,468,000